Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Small-Cap Value Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Small-Cap Value Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2019

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2018

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						06/30/1988
Returns before taxes	-11.49%	4.31%	11.80%	—%
I Class						08/28/2015
Returns before taxes	-11.40	—	—	8.26
Advisor Class						03/31/2000
Returns before taxes	-11.57	4.03	11.51	—

Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
	-12.86	3.61	10.40	6.46	[a]
Lipper Small-Cap Core Funds Index
	-11.19	4.33	12.24	6.15	[a]
Lipper Small-Cap Value Funds Index
	-15.82	2.33	10.81	4.44	[a]

a Return since 8/28/15.

T. Rowe Price Small-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Small-Cap Value Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2019

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2018

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						06/30/1988
Returns before taxes	-11.49%	4.31%	11.80%	—%
I Class						08/28/2015
Returns before taxes	-11.40	—	—	8.26
Advisor Class						03/31/2000
Returns before taxes	-11.57	4.03	11.51	—

Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
	-12.86	3.61	10.40	6.46	[a]
Lipper Small-Cap Core Funds Index
	-11.19	4.33	12.24	6.15	[a]
Lipper Small-Cap Value Funds Index
	-15.82	2.33	10.81	4.44	[a]

a Return since 8/28/15.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2018
T. Rowe Price Small-Cap Value Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.49%)
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1988
T. Rowe Price Small-Cap Value Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.40%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Small-Cap Value Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.57%)
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2000
T. Rowe Price Small-Cap Value Fund, Inc. | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
Since inception	rr_AverageAnnualReturnSinceInception	6.46%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Small-Cap Value Fund, Inc. | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	12.24%
Since inception	rr_AverageAnnualReturnSinceInception	6.15%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Small-Cap Value Fund, Inc. | Lipper Small-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.82%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	10.81%
Since inception	rr_AverageAnnualReturnSinceInception	4.44%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015

[1]	Return since 8/28/15.